TRADE AND OTHER RECEIVABLES (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
Trade	$ 1,094.5	$ 1,019.1
Unbilled revenue	84.9	71.8
Other	27.6	18.9
Expected credit losses	(31.9)	(29.8)
Trade and other receivables, net	$ 1,175.1	$ 1,080.0